Organization and Business (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Business [Abstract]
Schedule of Information of One and One Cayman’s Consolidated Subsidiary

Information of One and one Cayman’s consolidated subsidiary and the VIEs are summarized as follows:

Name of entity	Date of incorporation	Ownership	Place of incorporation	Principle business activities
One and one HK	May 29, 2024	100%	Hong Kong, SAC	Investment Holding
Yoda Metal	March 20, 2014	Contractual Arrangement	Republic of the Philippines	Manufacturing and trading
DL Metal	March 3, 2022	Contractual Arrangement	Republic of the Philippines	Manufacturing and trading